Intangible assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	€ 39,429	€ 37,730	€ 15,153
Additions	2,193	2,344	4,467
Acquisition of a subsidiary	3,309	0	18,790
Disposals	(77)	(980)	(302)
Transfer between accounts	504	366	(98)
Currency translation	97	(48)	(188)
Other	(19)	17	(92)
Intangible assets at end of period	45,436	39,429	37,730
Total | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(13,103)	(9,130)	(5,388)
Depreciation charge for the year	(4,859)	(5,064)	(3,822)
Disposals	23	1,060	79
Transfer between accounts	13	0	98
Currency translation	(151)	23	49
Other	36	8	(146)
Intangible assets at end of period	(18,041)	(13,103)	(9,130)
Total | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	26,326	28,600	9,765
Intangible assets at end of period	27,395	26,326	28,600
Patents and licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	4,294	4,497	3,788
Additions	209	554	749
Acquisition of a subsidiary	38	0	115
Disposals	0	(759)	(159)
Transfer between accounts	(109)	2	0
Currency translation	1	0	0
Other	3	0	4
Intangible assets at end of period	4,436	4,294	4,497
Patents and licenses [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(2,661)	(2,766)	(2,042)
Depreciation charge for the year	(246)	(749)	(609)
Disposals	0	854	2
Transfer between accounts	109	0	0
Currency translation	0	0	0
Other	0	0	(117)
Intangible assets at end of period	(2,798)	(2,661)	(2,766)
Patents and licenses [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,633	1,731	1,746
Intangible assets at end of period	1,638	1,633	1,731
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	8,241	7,638	3,769
Additions	656	807	3,718
Acquisition of a subsidiary	214	0	242
Disposals	(45)	(221)	(143)
Transfer between accounts	1,601	0	(98)
Currency translation	(10)	0	(5)
Other	10	17	155
Intangible assets at end of period	10,667	8,241	7,638
Software [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(5,080)	(2,985)	(1,251)
Depreciation charge for the year	(2,582)	(2,310)	(1,634)
Disposals	23	206	77
Transfer between accounts	(96)	0	98
Currency translation	(25)	1	4
Other	20	8	(279)
Intangible assets at end of period	(7,740)	(5,080)	(2,985)
Software [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	3,161	4,653	2,518
Intangible assets at end of period	2,927	3,161	4,653
Acquired customers and technology [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	25,579	25,595	7,596
Additions	0	32	0
Acquisition of a subsidiary	3,048	0	18,433
Disposals	(32)	0	0
Transfer between accounts	0	0	0
Currency translation	86	(48)	(183)
Other	0	0	(251)
Intangible assets at end of period	28,681	25,579	25,595
Acquired customers and technology [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(5,362)	(3,379)	(2,095)
Depreciation charge for the year	(2,031)	(2,005)	(1,579)
Disposals	0	0	0
Transfer between accounts	0	0	0
Currency translation	(126)	22	45
Other	16	0	250
Intangible assets at end of period	(7,503)	(5,362)	(3,379)
Acquired customers and technology [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	20,217	22,216	5,501
Intangible assets at end of period	21,178	20,217	22,216
Developed technology and software under construction [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,315	0	0
Additions	1,328	951	0
Acquisition of a subsidiary	9	0	0
Disposals	0	0	0
Transfer between accounts	(988)	364	0
Currency translation	20	0	0
Other	(32)	0	0
Intangible assets at end of period	1,652	1,315	0
Developed technology and software under construction [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	0	0
Depreciation charge for the year	0	0	0
Disposals	0	0	0
Transfer between accounts	0	0	0
Currency translation	0	0	0
Other	0	0	0
Intangible assets at end of period	0	0	0
Developed technology and software under construction [member] | Carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	1,315	0	0
Intangible assets at end of period	€ 1,652	€ 1,315	€ 0